UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Archon Partners LLC
Address: 152 W. 57th Street
         New York, NY  10019

13F File Number:  28-13368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Olenchalk
Title:     Chief Financial Officer
Phone:     (212) 484-3109

Signature, Place, and Date of Signing:

     /s/ Christine Olenchalk     New York, NY     August 09, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $144,129 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101      203     5000 SH       Sole                     5000        0        0
AMAZON COM INC                 COM              023135106     5900    54000 SH       Sole                    54000        0        0
AMERICAN TOWER CORP            CL A             029912201     4005    90000 SH       Sole                    90000        0        0
APPLE INC                      COM              037833100     2264     9000 SH       Sole                     9000        0        0
BE AEROSPACE INC               COM              073302101     3764   148000 SH       Sole                   148000        0        0
BOEING CO                      COM              097023105     4330    69000 SH       Sole                    69000        0        0
BRIGHAM EXPLORATION CO         COM              109178103     5069   329606 SH       Sole                   329606        0        0
BRUNSWICK CORP                 COM              117043109      145    11700 SH       Sole                    11700        0        0
CARIBOU COFFEE INC             COM              142042209      208    22000 SH       Sole                    22000        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101     2926   215000 SH       Sole                   215000        0        0
CENTRAL EUROPEAN DIST CORP     COM              153435102      235    11000 SH       Sole                    11000        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105      356     2600 SH       Sole                     2600        0        0
COCA COLA ENTERPRISES INC      COM              191219104     5622   217400 SH       Sole                   217400        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702      215    18300 SH       Sole                    18300        0        0
DIRECTV                        COM CL A         25490A101     5427   160000 SH       Sole                   160000        0        0
DOLLAR TREE INC                COM              256746108     4704   113000 SH       Sole                   113000        0        0
E M C CORP MASS                COM              268648102     5856   320000 SH       Sole                   320000        0        0
ELDORADO GOLD CORP NEW         COM              284902103      162     9000 SH       Sole                     9000        0        0
EMERSON ELEC CO                COM              291011104     5854   134000 SH       Sole                   134000        0        0
EXPRESS SCRIPTS INC            COM              302182100     3856    82000 SH       Sole                    82000        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860     1492   148000 SH       Sole                   148000        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     4527   260000 SH       Sole                   260000        0        0
HARTFORD FINL SVCS GROUP INC   DEP CONV PFD     416515708     3668   158500 SH       Sole                   158500        0        0
HHGREGG INC                    COM              42833L108      420    18000 SH       Sole                    18000        0        0
JOHNSON CTLS INC               COM              478366107     3950   147000 SH       Sole                   147000        0        0
KIMCO REALTY CORP              COM              49446R109      497    37000 SH       Sole                    37000        0        0
LEUCADIA NATL CORP             COM              527288104     3512   180000 SH       Sole                   180000        0        0
LIBERTY GLOBAL INC             COM SER A        530555101     6069   233500 SH       Sole                   233500        0        0
M & T BK CORP                  COM              55261F104     4468    52600 SH       Sole                    52600        0        0
MERCADOLIBRE INC               COM              58733R102      368     7000 SH       Sole                     7000        0        0
NETAPP INC                     COM              64110D104      410    11000 SH       Sole                    11000        0        0
NII HLDGS INC                  CL B NEW         62913F201     2959    91000 SH       Sole                    91000        0        0
NUANCE COMMUNICATIONS INC      COM              67020Y100      254    17000 SH       Sole                    17000        0        0
PHILIP MORRIS INTL INC         COM              718172109     3896    85000 SH       Sole                    85000        0        0
PLUM CREEK TIMBER CO INC       COM              729251108     4316   125000 SH       Sole                   125000        0        0
PRECISION CASTPARTS CORP       COM              740189105      720     7000 SH       Sole                     7000        0        0
ROSETTA RESOURCES INC          COM              777779307     4992   252000 SH       Sole                   252000        0        0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     3006   132000 SH       Sole                   132000        0        0
SEARS HLDGS CORP               COM              812350106     2133    33000 SH       Sole                    33000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     4904    40300 SH       Sole                    40300        0        0
STARBUCKS CORP                 COM              855244109     4325   178000 SH       Sole                   178000        0        0
UNION PAC CORP                 COM              907818108     4935    71000 SH       Sole                    71000        0        0
VERISIGN INC                   COM              92343E102     4880   183800 SH       Sole                   183800        0        0
VORNADO RLTY TR                SH BEN INT       929042109     5763    79000 SH       Sole                    79000        0        0
WHOLE FOODS MKT INC            COM              966837106     3602   100000 SH       Sole                   100000        0        0
WINTHROP RLTY TR               SH BEN INT NEW   976391300     2962   231189 SH       Sole                   231189        0        0